FINANCIAL INSTRUMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Carrying amount
Short-term bank loans	$ 20,869	130,015	334,686
Borrowings from related parties	121	752	1,388
Short-term investment			10,000
Long-term bank loans	19,483	121,381
Fair value
Short-term bank loans		130,015	334,686
Borrowings from related parties		752	1,388
Short-term investment			10,083
Long-term bank loans		121,381